Other Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Income

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Account management service fees	435,854	716,001	1,253,760
Penalty fee income	61,737	129,317	212,328
Others	9,945	33,550	50,954

	507,536	878,868	1,517,042